Organization, Consolidation and Presentation Of Financial Statements	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation Of Financial Statements
1.	ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS

Baidu, Inc. (“Baidu” or the “Company”) was incorporated under the laws of the Cayman Islands on January 18, 2000. The Company, its subsidiaries, VIEs and subsidiaries of the VIEs are hereinafter collectively referred to as the “Group.”

As of December 31, 2018, the Company has subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), Hong Kong, Japan, Cayman Islands and British Virgin Islands (“BVI”). As of December 31, 2018, the Company also effectively controls a number of variable interest entities (“VIEs”) through the Primary Beneficiaries, as defined below. The VIEs include:

•	Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”), controlled by the Company;

•	Beijing Perusal Technology Co., Ltd. (“Beijing Perusal”), controlled by the Company; and

•	Other VIEs controlled by the Company or the Company’s subsidiaries, including VIEs of iQIYI, Inc. (“iQIYI VIEs”)

The Group offers online marketing services, operates AI-powered new business initiatives, and operates an online video platform offering membership services of its content library and online marketing services. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations of its own, but conducts its primary business operations through its subsidiaries and VIEs in the PRC.

PRC laws and regulations prohibit or restrict foreign ownership of internet content, advertising, audio and video services, and mobile application distribution businesses. To comply with these foreign ownership restrictions, the Group operates its websites and primarily provides services subject to such restriction in the PRC through the VIEs, the PRC legal entities that were established or whose equity shares were held by the individuals authorized by the Group. The paid-in capital of the VIEs was mainly funded by the Company or its subsidiaries through loans extended to the authorized individuals who were the shareholders of the VIEs. The Company or its subsidiaries have entered into proxy agreements or powers of attorney and exclusive equity purchase option agreement with the VIEs and nominee shareholders of the VIEs through the Company or its subsidiaries (“Primary Beneficiaries”), which give the Primary Beneficiaries the power to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. Certain exclusive agreements have been entered into with the VIEs through the Primary Beneficiaries or their subsidiaries in the PRC, which obligate the Primary Beneficiaries to absorb losses or receive economic benefits of the VIEs’ that could potentially be significant to the VIEs or entitle the Primary Beneficiaries to receive economic benefits from the VIEs that could potentially be significant to the VIEs. In addition, the Company or its subsidiaries have entered into certain agreements with the shareholders of the VIEs through the Primary Beneficiaries or their subsidiaries, including loan agreements for the paid-in capital of the VIEs and equity pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs.

Despite the lack of legal majority ownership, there exists a parent-subsidiary relationship between the Primary Beneficiaries and the VIEs through the aforementioned agreements with the shareholders of the VIEs. The shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Primary Beneficiaries. In addition, through the other exclusive agreements, which consist of operating agreements, technology consulting and services agreements and license agreements, the Primary Beneficiaries, by themselves or their subsidiaries in the PRC, demonstrate their ability and intention to continue to exercise the ability to absorb losses or receive economic benefits that could potentially be significant to the VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) Topic 810, Consolidation.

Unrecognized revenue-producing assets held by the VIEs include certain internet content provisions and other licenses, domain names and trademarks. The internet content provisions and other licenses, which are held by the VIEs that provide the relevant services, are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company’s operations.

The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the Primary Beneficiaries before the amendments made in March 2018 are further described below.

Loan Agreements

Pursuant to loan agreements amongst the shareholders of Baidu Netcom and Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”), one of the Company’s subsidiaries, Baidu Online provided interest-free loans in an aggregate amount of RMB6.4 billion (US$934 million) to the shareholders of Baidu Netcom solely for the latter to fund the capitalization of Baidu Netcom. The loans can be repaid only with the proceeds from the sale of the shareholders’ equity interest in Baidu Netcom to Baidu Online or its designated person. The terms of the loan agreements will expire on May 6, 2028 at the earliest and can be extended with the written consent of both parties before its expiration.

Each of the loan agreements amongst Baidu Online or other subsidiaries and the respective shareholders of Beijing Perusal or other VIEs contains substantially the same terms as those described above, except that the amount of the loans and the contract expiry date varies. The amount of loans extended to the respective shareholders of Beijing Perusal is RMB3.2 billion (US$465 million). The term of the loan agreements will expire on March 30, 2028 and June 27, 2028, and can be extended with the written consent of both parties before its expiration.

Exclusive Equity Purchase and Transfer Option Agreement

Pursuant to the exclusive equity purchase and transfer option agreement amongst the shareholders of Baidu Netcom, Baidu Netcom and Baidu Online, the shareholders of Baidu Netcom irrevocably granted Baidu Online or its designated person(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Baidu Netcom for the cost of the initial contributions to the registered capital or the minimum amount of consideration permitted by applicable PRC law. The shareholders should remit to Baidu Online any amount that is paid by Baidu Online or its designated person(s) in connection with the purchased equity interest. Baidu Online or its designated person(s) have sole discretion to decide when to exercise the option, whether in part or in full. Any and all dividends and other capital distributions made by Baidu Netcom to its shareholders should be repaid to Baidu Online in full amount. Baidu Online would provide unlimited financial support to Baidu Netcom if, in the normal operation of business, Baidu Netcom would become in need of any form of reasonable financial support. If Baidu Netcom were to incur any loss and as a result cannot repay any loans from Baidu Online, Baidu Online should unconditionally forgive any such loans to Baidu Netcom given that Baidu Netcom provides sufficient proof for its loss and incapacity to repay. The agreement will terminate when the shareholders of Baidu Netcom have transferred all their equity interests in Baidu Netcom to Baidu Online or its designated person(s) or upon expiration of the term of business of Baidu Online or Baidu Netcom.

Each of the exclusive equity purchase and transfer option agreements amongst Baidu Online or other subsidiaries, Beijing Perusal and their shareholders, or other VIEs and their shareholders contains substantially the same terms as those described above. Each of the agreements will terminate upon the transfer of all the equity interests held by the shareholders of Beijing Perusal or other VIEs, as the case may be, to Baidu Online or its designated person(s) or upon expiration of the term of business of Baidu Online, Beijing Perusal or other VIEs.

Proxy Agreement/Power of Attorney

Pursuant to the proxy agreement between Baidu Online and the shareholders of Baidu Netcom, the shareholders of Baidu Netcom agreed to entrust all the rights to exercise their voting power and any other rights as shareholders of Baidu Netcom to the person(s) designated by Baidu Online. The shareholders of Baidu Netcom have each executed an irrevocable power of attorney to appoint the person(s) designated by Baidu Online as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The proxy agreement would be in effect for an unlimited term unless terminated in writing by Baidu Online. The power of attorney would be in effect for as long as the shareholders of Baidu Netcom hold any equity interests in Baidu Netcom.

Each of the proxy agreements or shareholder voting rights trust agreements amongst Baidu Online or other subsidiaries and the shareholders of Beijing Perusal and other VIEs contains substantially the same terms as those described above. Each of the proxy agreements will be in effect for an unlimited term unless terminated in writing by Baidu Online. Each of the powers of attorney will be in effect for as long as the shareholder of Beijing Perusal or other VIEs holds any equity interests in Beijing Perusal or other VIEs, as the case may be.

Operating Agreement

Pursuant to the operating agreement amongst Baidu Online, Baidu Netcom and the shareholders of Baidu Netcom, Baidu Online provides guidance and instructions on Baidu Netcom’s daily operations and financial affairs. Baidu Online has the power to appoint senior executives of Baidu Netcom. The shareholders of Baidu Netcom must appoint the candidates recommended by Baidu Online as their representatives on Baidu Netcom’s board of directors. In addition, Baidu Online agrees to guarantee Baidu Netcom’s performance under any agreements or arrangements relating to Baidu Netcom’s business arrangements with any third party. In return, Baidu Netcom agrees that without the prior consent of Baidu Online, Baidu Netcom will not engage in any transactions that could materially affect the assets, liabilities, rights or operations of Baidu Netcom, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The agreement will be in effect for an unlimited term, until the term of business of Baidu Online or Baidu Netcom expires and extension is denied by the relevant approval authorities.

Each of the operating agreements amongst Baidu Online or other subsidiaries, Beijing Perusal and their shareholders or other VIEs and their shareholders contains substantially the same terms as those described above. Each of the agreements will be in effect for an unlimited term, until the term of business of Baidu Online, Beijing Perusal or other VIEs expires and extension is denied by the relevant approval authorities.

Exclusive Technology Consulting and Services Agreement

Pursuant to the exclusive technology consulting and services agreement between Baidu Online and Baidu Netcom, Baidu Online has the exclusive right to provide technology consulting and services related to, among other things, the maintenance of servers, software development, design of advertisements, and e-commerce technical services to Baidu Netcom. Baidu Online owns the intellectual property rights resulting from the performance of this agreement. Baidu Netcom agrees to pay service fees to Baidu Online and Baidu Online has the right to adjust the service fees at its sole discretion without the consent of Baidu Netcom. The agreement will be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities.

Each of the exclusive technology consulting and services agreements between Baidu Online or other subsidiaries and Beijing Perusal or other VIEs contains substantially the same terms as those described above, except the basis of determining the service fees may differ.

License Agreements

Baidu Online and Baidu Netcom entered into a software license agreement and a web layout copyright license agreement (collectively, the “License Agreements”). Pursuant to the License Agreements between Baidu Online and Baidu Netcom, Baidu Online has granted to Baidu Netcom the right to use (including but not limited to) a software license and a web layout copyright license. Baidu Netcom may only use the licenses in its own business operations. Baidu Online has the right to adjust the service fees at its sole discretion. The software license agreement and web layout copyright license agreement were renewed since their original expiration and would be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities.

Baidu Online entered into web layout copyright license agreements with Beijing Perusal. Each of the license agreements between the Baidu Online and Beijing Perusal or other VIEs contains substantially the same terms as those described above. Each of the web layout copyright license agreements was renewed in 2013 and would be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities.

Equity Pledge Agreement

Pursuant to the equity pledge agreement between Baidu Online and the shareholders of Baidu Netcom, the shareholders of Baidu Netcom pledged all of their equity interests in Baidu Netcom to Baidu Online to guarantee their obligations under the loan agreement and Baidu Netcom’s performance of its obligations under the exclusive technology consulting and services agreement. If Baidu Netcom or its shareholders breach their respective contractual obligations, Baidu Online, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of Baidu Netcom agreed not to dispose of the pledged equity interests or take any actions that would prejudice Baidu Online’s interest. The equity pledge agreement will expire two years after expiration of the term or the fulfillment by Baidu Netcom and its shareholders of their respective obligations under the exclusive technology consulting and services agreement and the loan agreement.

Each of the equity pledge agreements amongst Baidu Online or other subsidiaries and the shareholders of Beijing Perusal or other VIEs contains substantially the same terms, including its term to expiration, as those described above.

Through the design of the aforementioned agreements, the shareholders of the VIEs effectively assigned their full voting rights to Baidu Online, which gives Baidu Online the power to direct the activities that most significantly impact the VIEs’ economic performance. Baidu Online obtains the ability to approve decisions made by the VIEs and the ability to acquire the equity interests in the VIEs when permitted by PRC law. Baidu Online is obligated to absorb losses or receive economic benefits of the VIEs that could potentially be significant to the VIEs through providing unlimited financial support to the VIEs or is entitled to receive economic benefits from the VIEs that could potentially be significant to the VIEs through the exclusive technology consulting and service fees. As a result of these contractual agreements, Baidu Online is determined to be the primary beneficiary of the VIEs. Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIEs through these contractual agreements, and the Company consolidates the VIEs through Baidu Online.

There are similar agreements entered into amongst iQIYI, Inc. (“iQIYI”), iQIYI subsidiaries, iQIYI VIEs, and the respective shareholders, which resulted in a parent-subsidiary relationship between iQIYI and iQIYI VIEs.

In March 2018, the contractual agreements for certain VIEs, including Baidu Netcom and Beijing Perusal, were amended to include the following terms:

a.	Exclusive equity purchase and transfer option agreement

The Company has (i) an exclusive option to purchase, when and to the extent permitted under PRC laws, all or part of the equity interests in the VIE or all or part of the assets held by the VIE, (ii) an exclusive right to cause the nominee shareholders to transfer their equity interest in the VIE to the Company or any designated person and (iii) an obligation to provide unlimited financial support to the VIEs when the VIEs become in need of any form of reasonable financial support in the normal operation of business. If the VIEs were to incur any loss and as a result cannot repay any loans from the Company, the Company will unconditionally forgive any such loans to the VIEs upon provision by the VIEs of sufficient proof for its loss and incapacity to repay.

b.	Proxy Agreements/Power of Attorney

The appointment of any individuals to exercise the powers and rights assigned pursuant to the Proxy Agreement requires the approval of the Company. All the activities in relation to such powers and rights assigned are directed and approved by the Company. The shareholders of the VIEs agreed to entrust all the rights to exercise their voting power and any other rights as shareholders of the VIEs to the person(s) designated by the Company. The shareholders of the VIEs have each executed an irrevocable power of attorney to appoint the person(s) designated by the Company as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval.

As a result, the power and the rights pursuant to the Proxy Agreements have since been effectively reassigned from Baidu Online to the Company which has the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance. The Company is also obligated to absorb the expected losses or receive economic benefits of the VIE through the financial support as described above. Therefore, the Company has replaced Baidu Online as the Primary Beneficiary of Baidu Netcom and Beijing Perusal since March 2018. As the VIEs were subject to indirect control by the Company through its subsidiaries immediately before and direct control immediately after the contractual agreements were amended, the change of the primary beneficiary of the VIEs was accounted for as a common control transaction based on the carrying amount of the net assets transferred.

In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the VIEs of the Company is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid, binding and enforceable, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the performance of the VIEs and their shareholders is in compliance with the articles of association and business licenses of the VIEs.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of any existing and/or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different with those of the Company, which could potentially increase the risk that they would seek to act in contrary to the terms of the aforementioned agreements.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries were included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Assets
Current
Cash and cash equivalents	4,045	1,895	276
Short-term investments	2,052	2,912	424
Accounts receivable, net	3,021	4,091	595
Others	5,280	4,642	675

	14,398	13,540	1,970

Non-current
Fixed assets, net	2,845	4,183	608
Intangible assets, net	2,104	4,032	586
Long-term investments, net	10,614	18,923	2,752
Others	6,488	12,639	1,838

	22,051	39,777	5,784

Total	36,449	53,317	7,754

Third-party liabilities
Current
Accounts payable and accrued liabilities	14,073	13,889	2,020
Customer advances and deposits	2,288	2,402	349
Others	2,414	3,560	518

	18,775	19,851	2,887
Non-current
Long-term loans	4,788	10,495	1,527
Others	363	1,295	188

	5,151	11,790	1,715

Total	23,926	31,641	4,602

Inter-company liabilities *
Inter-company payable to subsidiaries for technology consulting and service fees	2,828	1,926	280
Others	4,605	10,768	1,566

Total	7,433	12,694	1,846

*

Inter-company liabilities represent payable balances of each VIE due to subsidiaries within the Group pursuant to the technology consulting and service agreements. Other payables to non-VIE subsidiaries within the Group were included in third-party liabilities.

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	24,603	29,208	33,992	4,944
Net loss	(464)	(626)	(6,834)	(994)
Net cash provided by (used in) operating activities	2,737	3,698	2,396	348
Net cash provided by (used in) investing activities	(9,471)	(5,725)	(16,674)	(2,425)
Net cash provided by (used in) financing activities	5,098	2,985	11,916	1,733

As of December 31, 2018, there was no pledge or collateralization of the VIEs’ assets that can only be used to settle obligations of the VIEs, other than aforementioned in the equity pledge agreements and collateralization of a VIE’s office building as described in Note 10. The amount of the net assets of the VIEs was RMB9.0 billion (US$1.3 billion) as of December 31, 2018. The creditors of the VIEs’ third-party liabilities did not have recourse to the general credit of the Company in normal course of business. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIEs during the years presented.

Basis of Presentation

The consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of the VIEs. All inter-company transactions and balances between the Company, its subsidiaries, VIEs and subsidiaries of the VIEs are eliminated upon consolidation. The Company included the results of operations of acquired businesses from the respective dates of acquisition.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the standalone selling prices of performance obligations of revenue contracts, accounts receivable and contract assets allowances, credit loss allowance for micro loan receivables, fair values of certain debt and equity investments, amortization and impairment of licensed copyrights and produced content, ultimate revenue of produced content, fair value of nonmonetary content exchanges, impairment of long-lived assets, long-term investments and goodwill, the purchase price allocation and fair value of noncontrolling interests with respect to business combinations, deferred tax valuation allowance, and redeemable noncontrolling interests, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Currency Translation for Financial Statements Presentation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.8755 per US$1.00 on December 31, 2018, the last business day in fiscal year 2018, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.